8. Deferred Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	27.90%	27.90%	31.40%
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 41,632	$ 542,357	$ 935,866	$ 935,866
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	24.00%	24.00%		27.50%
Temporary differences [Member] | Italian corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	27.90%	27.90%		31.40%